EMPLOYEE BENEFIT LIABILITIES	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT LIABILITIES
EMPLOYEE BENEFIT LIABILITIES
NOTE 18:-	EMPLOYEE BENEFIT LIABILITIES

a.	Changes in the defined benefit obligation and fair value of plan assets:

2024:

		Expenses recognized in profit or loss						Gain (loss) from remeasurement in other comprehensive income
	Balance at January 1, 2024	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	Contributions by employer	Balance at December 31, 2024

Defined benefit obligation	(8,492)	(282)	(416)	(14)	(712)	1,281	8	(235)	(227)	62	-	(8,088)
Fair value of plan assets	6,919	-	359	-	359	(912)	-	401	400	(39)	172	6,899

Net defined benefit liability (asset)	(1,573)	(282)	(57)	(14)	(353)	369	8	166	173	23	172	(1,189)

2023:

		Expenses recognized in profit or loss						Gain (loss) from remeasurement in other comprehensive income
	Balance at January 1, 2023	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	Contributions by employer	Balance at December 31, 2023

Defined benefit obligation	(8,153)	(340)	(409)	(35)	(784)	148	81	(7)	74	223	-	(8,492)
Fair value of plan assets	6,658	-	351	-	351	(134)	-	(4)	(4)	(191)	239	6,919

Net defined benefit liability (asset)	(1,495)	(340)	(58)	(35)	(433)	14	81	(11)	70	32	239	(1,573)

b.	Disaggregation of the fair value of the plan assets:

	Year ended December 31,
	2024	2023

Insurance contracts	6,899	6,919

c.	The principal assumptions underlying the defined benefit plan:

	2024	2023
	%

Discount rate	5.53	5.55
Expected rate of salary increase	2.0-5.45	2.0-5.48

d.	Amount, timing and uncertainty of future cash flows:

Below are reasonably possible changes at the end of the reporting period in each actuarial assumption assuming that all other actuarial assumptions are constant:

	Change in defined benefit obligation
	Year ended December 31,
	2024	2023
Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:

Salary increase of 3.3% (instead of 3.0%) (2023- 6.1% instead of 5.5%)	(38)	(45)

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:

Increase of 1% in discount rate	(132)	(153)
Decrease of 1% in discount rate	185	214